Acquisitions and Divestitures - Additional Information (Detail) $ in Millions			2 Months Ended	3 Months Ended			9 Months Ended
	Dec. 01, 2025	Oct. 31, 2025 CAD ($)	Jan. 31, 2026 CAD ($)	Jul. 31, 2026 CAD ($)	Apr. 30, 2026 CAD ($)	Jul. 31, 2025 CAD ($)	Jul. 31, 2026 CAD ($)	Jul. 31, 2025 CAD ($)	Jun. 12, 2026 CAD ($)
Disclosure of detailed information about business combination [line items]
Non-interest income				$ 4,669	$ 4,316	$ 3,993	$ 13,049	$ 12,002
Non interest expense				5,556	5,189	$ 5,089	16,044	$ 16,690
Total liabilities		$ 1,371,455		1,457,645	1,432,939		1,457,645
Total assets		1,460,042		1,548,267	$ 1,521,521		1,548,267
Colombia, Costa Rica and Panama [Member]
Disclosure of detailed information about business combination [line items]
Non-interest income				423
Non interest expense				11
Total impairment loss after tax		$ 1,342
Common equity tier 1 capital ratio impact		0.15%
Investment in associate fair value		$ 1,370
Proportion of ownership interest in common share	14.99%
Non interest income after tax			$ 377
Proportion of ownership interest in associate	20.30%
Colombia, Costa Rica and Panama [Member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about business combination [line items]
Total liabilities				22,000			22,000
Total assets				$ 24,000			$ 24,000
Scotia group jamaica limited [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, purchase price, cash									$ 500
Percentage in the tier one ratio									0.0006